UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

Franklin Templeton Aggressive Model Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$12	0.11%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Aggressive Model Portfolio Fund returned 18.29%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 18.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7301-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	18.29	13.88
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	18.45	15.57
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$864,142,165
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$664,647
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Aggressive Model Portfolio	PAGE 2	7301-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 3	7301-ATSR-0225

Franklin Templeton Aggressive Model Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$39	0.36%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Aggressive Model Portfolio Fund returned 18.02%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 18.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7302-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	18.02	13.60
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	18.45	15.57
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$864,142,165
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$664,647
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Aggressive Model Portfolio	PAGE 2	7302-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 3	7302-ATSR-0225

Franklin Templeton Moderately Aggressive Model Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$12	0.11%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio Fund returned 14.49%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 14.77%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7303-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	14.49	10.70
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	14.77	11.85
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,183,826,994
Total Number of Portfolio Holdings*	28
Total Management Fee Paid	$1,805,123
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 2	7303-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 3	7303-ATSR-0225

Franklin Templeton Moderately Aggressive Model Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$39	0.36%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Moderately Aggressive Model Portfolio Fund returned 14.28%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 14.77%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7530-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	14.28	10.44
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	14.77	11.85
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,183,826,994
Total Number of Portfolio Holdings*	28
Total Management Fee Paid	$1,805,123
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 2	7530-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 3	7530-ATSR-0225

Franklin Templeton Moderate Model Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$12	0.11%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Moderate Model Portfolio Fund returned 12.27%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 11.37%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and U.S. fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.
Franklin Templeton Moderate Model Portfolio	PAGE 1	7305-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	12.27	8.44
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	11.37	8.81
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,585,985,510
Total Number of Portfolio Holdings*	29
Total Management Fee Paid	$1,357,554
Portfolio Turnover Rate	32%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Moderate Model Portfolio	PAGE 2	7305-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 3	7305-ATSR-0225

Franklin Templeton Moderate Model Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$38	0.36%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Moderate Model Portfolio Fund returned 11.95%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 11.37%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and U.S. fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.
Franklin Templeton Moderate Model Portfolio	PAGE 1	7306-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	11.95	8.16
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	11.37	8.81
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,585,985,510
Total Number of Portfolio Holdings*	29
Total Management Fee Paid	$1,357,554
Portfolio Turnover Rate	32%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Moderate Model Portfolio	PAGE 2	7306-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 3	7306-ATSR-0225

Franklin Templeton Moderately Conservative Model Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$14	0.13%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio Fund returned 9.69%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 8.95%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income, where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor to relative performance as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7307-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	9.69	6.41
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	8.95	6.17
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$440,038,534
Total Number of Portfolio Holdings*	25
Total Management Fee Paid	$400,963
Portfolio Turnover Rate	46%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 2	7307-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 3	7307-ATSR-0225

Franklin Templeton Moderately Conservative Model Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$40	0.38%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Moderately Conservative Model Portfolio Fund returned 9.33%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 8.95%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income, where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor to relative performance as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7308-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	9.33	6.16
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	8.95	6.17
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$440,038,534
Total Number of Portfolio Holdings*	25
Total Management Fee Paid	$400,963
Portfolio Turnover Rate	46%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 2	7308-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 3	7308-ATSR-0225

Franklin Templeton Conservative Model Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$17	0.16%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Conservative Model Portfolio Fund returned 6.39%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 1.25%, 23.51% and 5.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to and allocation within fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income led by high yield.

Top detractors from performance:
↓	Allocation to international equities was a detractor to relative performance as they underperformed U.S. equities.
↓	Underlying manager selection results detracted in U.S. small cap equities.
Franklin Templeton Conservative Model Portfolio	PAGE 1	7309-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	6.39	3.41
Bloomberg U.S. Aggregate Index	1.25	-1.33
Russell 3000 Index	23.81	18.78
Composite Benchmark†	5.50	2.57
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$174,959,132
Total Number of Portfolio Holdings*	20
Total Management Fee Paid	$152,958
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Conservative Model Portfolio	PAGE 2	7309-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 3	7309-ATSR-0225

Franklin Templeton Conservative Model Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$42	0.41%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Conservative Model Portfolio Fund returned 6.15%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 1.25%, 23.51% and 5.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to and allocation within fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income led by high yield.

Top detractors from performance:
↓	Allocation to international equities was a detractor to relative performance as they underperformed U.S. equities.
↓	Underlying manager selection results detracted in U.S. small cap equities.
Franklin Templeton Conservative Model Portfolio	PAGE 1	7310-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	6.15	3.16
Bloomberg U.S. Aggregate Index	1.25	-1.33
Russell 3000 Index	23.81	18.78
Composite Benchmark†	5.50	2.57
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$174,959,132
Total Number of Portfolio Holdings*	20
Total Management Fee Paid	$152,958
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton Conservative Model Portfolio	PAGE 2	7310-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 3	7310-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $349,206 in December 31, 2023 and $379,312 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $149,250 in December 31, 2023 and $149,250 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $799,106 in December 31, 2023 and $811,835 in December 31, 2024.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton Model Portfolio Funds
Financial Statements and Other Important Information
Annual  | December 31, 2024

Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
December 31, 2024
 Franklin Templeton Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.2%
Domestic Equity — 77.8%
American Funds Insurance Series — Growth Fund, Class 1A		569,109	$71,770,286
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		998,266	35,158,945 *
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		844,443	34,183,062
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		544,571	111,195,879
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		815,335	52,108,046 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,863,127	33,597,023
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		848,101	10,653,424 (b)
MainStay VP Small Cap Growth Portfolio, Initial Class		2,165,147	25,766,332 *
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,001,375	64,702,652
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,084,650	43,103,993
MFS® Research Series, Initial Class		968,375	34,464,464
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,734,298	46,114,995
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		635,136	52,716,252 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		2,718,372	56,813,980

Total Domestic Equity			672,349,333
Foreign Equity — 14.3%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		781,425	37,148,946
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		612,424	20,528,452
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class		1,475,918	16,452,946
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		2,031,824	24,828,894 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		2,121,325	24,352,804

Total Foreign Equity			123,312,042
Domestic Fixed Income — 7.1%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		6,030,614	61,632,879
Total Investments in Underlying Funds before Short-Term Investments (Cost — $747,975,068)			857,294,254
	Rate
Short-Term Investments — 0.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $5,160,792)	4.325%	5,160,792	5,160,792 (c)
Total Investments — 99.8% (Cost — $753,135,860)			862,455,046
Other Assets in Excess of Liabilities — 0.2%			1,687,119
Total Net Assets — 100.0%			$864,142,165

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Schedules of Investments (cont’d)
December 31, 2024
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.6%
Domestic Equity — 58.8%
American Funds Insurance Series — Growth Fund, Class 1A		1,118,716	$141,081,322
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		1,255,908	44,233,087 *
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		1,194,900	48,369,566
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		1,180,487	241,043,603
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		1,966,388	125,671,847 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,930,474	52,844,068
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,134,682	26,814,810 (b)
MainStay VP Small Cap Growth Portfolio, Initial Class		3,631,836	43,220,669 *
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		3,021,966	97,697,450
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,910,382	75,918,565
MFS® Research Series, Initial Class		2,131,957	75,876,348
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		3,175,411	84,434,166
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		1,331,580	110,521,146 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		5,517,887	115,323,833

Total Domestic Equity			1,283,050,480
Domestic Fixed Income — 29.4%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		7,158,265	65,856,038
U.S. Government Securities Fund, Class 1A		8,911,741	84,928,889
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		9,180,886	63,439,922
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		20,937,297	213,979,178
MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class		2,287,797	27,456,538
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		6,993,717	63,223,202
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		13,466,261	124,024,260

Total Domestic Fixed Income			642,908,027
Foreign Equity — 10.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,744,303	82,924,151
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		1,386,740	46,483,520
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class		1,856,965	20,700,704
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		3,408,216	41,648,399 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		3,114,230	35,751,365

Total Foreign Equity			227,508,139
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,244,249	22,442,489
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,958,846,655)			2,175,909,135
	Rate
Short-Term Investments — 0.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $6,078,619)	4.325%	6,078,619	6,078,619 (c)
Total Investments — 99.9% (Cost — $1,964,925,274)			2,181,987,754
Other Assets in Excess of Liabilities — 0.1%			1,839,240
Total Net Assets — 100.0%			$2,183,826,994

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

 Franklin Templeton Moderately Aggressive Model Portfolio
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Schedules of Investments (cont’d)
December 31, 2024
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.6%
Domestic Equity — 49.0%
American Funds Insurance Series — Growth Fund, Class 1A	557,591	$70,317,788
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	920,381	32,415,830 *
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	584,003	23,640,424
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,025,057	209,306,382
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,127,996	72,090,209 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,718,662	30,991,937
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	1,252,469	15,732,895 (b)
MainStay VP Small Cap Growth Portfolio, Initial Class	1,996,745	23,762,263 *
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	1,722,953	55,701,515
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,200,355	47,702,108
MFS® Research Series, Initial Class	1,116,223	39,726,360
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	1,454,905	38,685,914
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	585,466	48,593,718 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	3,276,927	68,487,779

Total Domestic Equity		777,155,122
Domestic Fixed Income — 39.0%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	9,828,518	90,422,367
U.S. Government Securities Fund, Class 1A	12,976,368	123,664,791
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	8,191,298	56,601,868
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	11,160,552	114,060,839
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	3,278,057	39,340,949
MainStay VP PIMCO Real Return Portfolio, Initial Class	4,090,652	31,282,443
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	6,752,673	61,044,165
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	11,013,582	101,435,095

Total Domestic Fixed Income		617,852,517
Foreign Equity — 8.6%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,441,332	68,520,937
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	903,335	30,279,775
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class	1,361,143	15,173,478
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,956,549	22,461,188

Total Foreign Equity		136,435,378
Foreign Fixed Income — 3.0%
American Funds Insurance Series — Capital World Bond, Class 1A	1,618,084	15,436,526
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	3,215,556	32,155,564

Total Foreign Fixed Income		47,592,090
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,454,437,623)		1,579,035,107
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $5,044,632)	4.325%	5,044,632	$5,044,632 (c)
Total Investments — 99.9% (Cost — $1,459,482,255)			1,584,079,739
Other Assets in Excess of Liabilities — 0.1%			1,905,771
Total Net Assets — 100.0%			$1,585,985,510

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Schedules of Investments (cont’d)
December 31, 2024
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.8%
Domestic Fixed Income — 50.5%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	3,211,781	$29,548,385
U.S. Government Securities Fund, Class 1A	5,160,257	49,177,253
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	3,019,035	20,861,533
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	3,214,009	32,847,168
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	1,825,010	21,902,494
MainStay VP PIMCO Real Return Portfolio, Initial Class	1,707,984	13,061,468
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	2,304,380	20,831,593
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	3,707,505	34,146,126

Total Domestic Fixed Income		222,376,020
Domestic Equity — 37.3%
American Funds Insurance Series — Growth Fund, Class 1A	127,774	16,113,593
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	135,455	5,483,220
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	274,576	56,065,699
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	226,692	14,487,887 (a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	418,530	7,547,178
MainStay VP Small Cap Growth Portfolio, Initial Class	463,059	5,510,639 *
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	273,989	8,857,810
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	250,531	9,956,120
MFS® Research Series, Initial Class	248,481	8,843,453
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	323,969	8,614,346
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	135,721	11,264,829 *
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	535,933	11,200,992

Total Domestic Equity		163,945,766
Foreign Fixed Income — 6.5%
American Funds Insurance Series — Capital World Bond, Class 1A	1,126,039	10,742,408
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	1,790,327	17,903,270

Total Foreign Fixed Income		28,645,678
Foreign Equity — 5.5%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	423,222	20,119,988
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	362,989	4,167,113

Total Foreign Equity		24,287,101
Total Investments in Underlying Funds before Short-Term Investments (Cost — $417,653,859)		439,254,565
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $1,272,397)	4.325%	1,272,397	$1,272,397 (b)
Total Investments — 100.1% (Cost — $418,926,256)			440,526,962
Liabilities in Excess of Other Assets — (0.1)%			(488,428)
Total Net Assets — 100.0%			$440,038,534

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Schedules of Investments (cont’d)
December 31, 2024
 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 98.9%
Domestic Fixed Income — 64.3%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,786,715	$16,437,778
U.S. Government Securities Fund, Class 1A		2,311,455	22,028,169
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,447,400	10,001,537
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,693,598	17,308,572
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,154,230	13,852,262
MainStay VP PIMCO Real Return Portfolio, Initial Class		900,217	6,884,231
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,102,565	9,967,185
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,747,339	16,092,989

Total Domestic Fixed Income			112,572,723
Domestic Equity — 21.8%
American Funds Insurance Series — Growth Fund, Class 1A		43,312	5,462,028
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		32,127	1,300,500
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		108,527	22,160,050
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		70,909	1,278,674
MainStay VP Small Cap Growth Portfolio, Initial Class		109,852	1,307,298 *
MFS Variable Insurance Portfolios — MFS® Investors Trust Series, Initial Class		66,040	2,624,414
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		48,042	1,277,441
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		127,284	2,660,239

Total Domestic Equity			38,070,644
Foreign Fixed Income — 11.8%
American Funds Insurance Series — Capital World Bond, Class 1A		1,246,255	11,889,269
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		884,577	8,845,768

Total Foreign Fixed Income			20,735,037
Foreign Equity — 1.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		35,231	1,674,893
Total Investments in Underlying Funds before Short-Term Investments (Cost — $170,638,766)			173,053,297
	Rate
Short-Term Investments — 0.5%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $874,470)	4.325%	874,470	874,470 (a)
Total Investments — 99.4% (Cost — $171,513,236)			173,927,767
Other Assets in Excess of Liabilities — 0.6%			1,031,365
Total Net Assets — 100.0%			$174,959,132

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Statements of Assets and Liabilities
December 31, 2024

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$72,963,317	$156,075,749	$64,771,873
Investments in unaffiliated Underlying Funds, at cost	680,172,543	1,808,849,525	1,394,710,382
Investments in affiliated Underlying Funds, at value	$76,936,940	$167,320,246	$72,090,209
Investments in unaffiliated Underlying Funds, at value	785,518,106	2,014,667,508	1,511,989,530
Receivable for Portfolio shares sold	1,857,570	1,388,269	1,419,237
Distributions receivable from unaffiliated Underlying Funds	201,585	1,339,759	1,030,425
Prepaid expenses	2,004	5,496	4,147
Total Assets	864,516,205	2,184,721,278	1,586,533,548
Liabilities:
Service and/or distribution fees payable	159,681	450,997	335,726
Investment management fee payable	150,442	318,589	121,187
Audit and tax fees payable	24,870	24,870	24,870
Fund accounting fees payable	19,506	25,978	23,454
Trustees’ fees payable	4,654	16,208	13,950
Accrued expenses	14,887	57,642	28,851
Total Liabilities	374,040	894,284	548,038
Total Net Assets	$864,142,165	$2,183,826,994	$1,585,985,510
Net Assets:
Par value (Note 7)	$561	$1,585	$1,268
Paid-in capital in excess of par value	749,517,830	1,968,698,912	1,480,409,051
Total distributable earnings (loss)	114,623,774	215,126,497	105,575,191
Total Net Assets	$864,142,165	$2,183,826,994	$1,585,985,510
Net Assets:
Class I	$114,658,010	$83,194,547	$18,339,745
Class II	$749,484,155	$2,100,632,447	$1,567,645,765
Shares Outstanding:
Class I	7,426,493	6,020,091	1,460,940
Class II	48,696,716	152,491,985	125,320,767
Net Asset Value:
Class I	$15.44	$13.82	$12.55
Class II	$15.39	$13.78	$12.51
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Statements of Assets and Liabilities (cont’d)
December 31, 2024

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$12,834,591	—
Investments in unaffiliated Underlying Funds, at cost	406,091,665	$171,513,236
Investments in affiliated Underlying Funds, at value	$14,487,887	—
Investments in unaffiliated Underlying Funds, at value	426,039,075	$173,927,767
Distributions receivable from unaffiliated Underlying Funds	364,167	181,122
Receivable for Portfolio shares sold	2,673	957,001
Prepaid expenses	1,202	471
Total Assets	440,895,004	175,066,361
Liabilities:
Payable for Portfolio shares repurchased	665,341	—
Service and/or distribution fees payable	93,632	36,648
Investment management fee payable	33,781	13,266
Audit and tax fees payable	24,870	24,870
Fund accounting fees payable	18,059	16,657
Legal fees payable	9,303	9,725
Trustees’ fees payable	5,342	2,331
Accrued expenses	6,142	3,732
Total Liabilities	856,470	107,229
Total Net Assets	$440,038,534	$174,959,132
Net Assets:
Par value (Note 7)	$386	$177
Paid-in capital in excess of par value	434,826,327	188,990,887
Total distributable earnings (loss)	5,211,821	(14,031,932)
Total Net Assets	$440,038,534	$174,959,132
Net Assets:
Class I	$4,894,357	$2,542,605
Class II	$435,144,177	$172,416,527
Shares Outstanding:
Class I	428,627	257,057
Class II	38,155,427	17,472,975
Net Asset Value:
Class I	$11.42	$9.89
Class II	$11.40	$9.87
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Statements of Operations
For the Year Ended December 31, 2024

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$9,110,693	$39,995,934	$37,373,078
Income distributions from affiliated Underlying Funds	366,362	1,144,152	804,462
Total Investment Income	9,477,055	41,140,086	38,177,540
Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,580,257	4,738,604	3,651,965
Investment management fee (Note 2)	664,647	1,805,123	1,357,554
Legal fees	42,658	74,342	73,571
Fund accounting fees	38,168	51,113	46,148
Trustees’ fees	34,521	95,957	73,810
Audit and tax fees	26,870	26,870	26,870
Commitment fees (Note 9)	6,145	16,952	12,780
Insurance	4,013	11,251	8,827
Custody fees	3,664	6,595	9,175
Shareholder reports	2,265	6,173	5,794
Interest expense	259	—	—
Transfer agent fees (Notes 2 and 5)	44	44	44
Miscellaneous expenses	8,132	17,244	11,485
Total Expenses	2,411,643	6,850,268	5,278,023
Net Investment Income	7,065,412	34,289,818	32,899,517
Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated
Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):

Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(3,827)	1,028,688	917,474
Sale of unaffiliated Underlying Funds	(1,426,407)	(21,757,484)	(18,889,094)
Capital gain distributions from affiliated Underlying Funds	4,979,515	12,279,444	7,070,756
Capital gain distributions from unaffiliated Underlying Funds	18,893,669	37,743,503	21,480,727
Net Realized Gain	22,442,950	29,294,151	10,579,863
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	81,447,747	179,170,552	112,532,492
Affiliated Underlying Funds	2,759,574	10,136,059	7,695,276
Change in Net Unrealized Appreciation (Depreciation)	84,207,321	189,306,611	120,227,768
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	106,650,271	218,600,762	130,807,631
Increase in Net Assets From Operations	$113,715,683	$252,890,580	$163,707,148
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Statements of Operations (cont’d)
For the Year Ended December 31, 2024

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$12,954,938	$6,046,133
Income distributions from affiliated Underlying Funds	213,980	40,827
Total Investment Income	13,168,918	6,086,960
Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,077,654	409,977
Investment management fee (Note 2)	400,963	152,958
Legal fees	42,446	30,962
Fund accounting fees	35,330	32,484
Audit and tax fees	27,370	26,870
Trustees’ fees	22,944	9,042
Shareholder reports	5,073	4,866
Commitment fees (Note 9)	3,786	1,429
Insurance	2,887	1,194
Custody fees	2,627	932
Interest expense	1,901	736
Transfer agent fees (Notes 2 and 5)	45	59
Miscellaneous expenses	7,190	2,653
Total Expenses	1,630,216	674,162
Net Investment Income	11,538,702	5,412,798
Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated
Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):

Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	300,813	17,317
Sale of unaffiliated Underlying Funds	(10,026,671)	(7,768,063)
Capital gain distributions from affiliated Underlying Funds	1,437,447	—
Capital gain distributions from unaffiliated Underlying Funds	4,144,307	844,752
Net Realized Loss	(4,144,104)	(6,905,994)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	29,435,605	10,895,766
Affiliated Underlying Funds	2,078,941	358,370
Change in Net Unrealized Appreciation (Depreciation)	31,514,546	11,254,136
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	27,370,442	4,348,142
Increase in Net Assets From Operations	$38,909,144	$9,760,940
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Statements of Changes in Net Assets
Franklin Templeton Aggressive Model Portfolio

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$7,065,412	$5,369,220
Net realized gain (loss)	22,442,950	(766,789)
Change in net unrealized appreciation (depreciation)	84,207,321	76,003,019
Increase in Net Assets From Operations	113,715,683	80,605,450
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(18,196,603)	(7,578,684)
Decrease in Net Assets From Distributions to Shareholders	(18,196,603)	(7,578,684)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	182,136,914	130,772,390
Reinvestment of distributions	18,196,603	7,577,631
Cost of shares repurchased	(12,533,351)	(9,091,402)
Increase in Net Assets From Portfolio Share Transactions	187,800,166	129,258,619
Increase in Net Assets	283,319,246	202,285,385
Net Assets:
Beginning of year	580,822,919	378,537,534
End of year	$864,142,165	$580,822,919
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Moderately Aggressive Model Portfolio

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$34,289,818	$25,041,046
Net realized gain (loss)	29,294,151	(12,162,814)
Change in net unrealized appreciation (depreciation)	189,306,611	200,970,447
Increase in Net Assets From Operations	252,890,580	213,848,679
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(46,040,117)	(26,719,671)
Decrease in Net Assets From Distributions to Shareholders	(46,040,117)	(26,719,671)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	250,421,256	269,825,715
Reinvestment of distributions	46,040,117	26,718,528
Cost of shares repurchased	(17,169,127)	(14,279,405)
Increase in Net Assets From Portfolio Share Transactions	279,292,246	282,264,838
Increase in Net Assets	486,142,709	469,393,846
Net Assets:
Beginning of year	1,697,684,285	1,228,290,439
End of year	$2,183,826,994	$1,697,684,285
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Franklin Templeton Moderate Model Portfolio

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$32,899,517	$25,087,280
Net realized gain (loss)	10,579,863	(20,361,683)
Change in net unrealized appreciation (depreciation)	120,227,768	143,230,427
Increase in Net Assets From Operations	163,707,148	147,956,024
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(38,182,807)	(26,175,418)
Return of capital	(2,494,746)	—
Decrease in Net Assets From Distributions to Shareholders	(40,677,553)	(26,175,418)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	125,279,184	182,073,876
Reinvestment of distributions	40,677,553	26,174,129
Cost of shares repurchased	(44,262,463)	(16,832,172)
Increase in Net Assets From Portfolio Share Transactions	121,694,274	191,415,833
Increase in Net Assets	244,723,869	313,196,439
Net Assets:
Beginning of year	1,341,261,641	1,028,065,202
End of year	$1,585,985,510	$1,341,261,641
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Moderately Conservative Model Portfolio

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$11,538,702	$10,668,810
Net realized loss	(4,144,104)	(9,117,050)
Change in net unrealized appreciation (depreciation)	31,514,546	38,280,759
Increase in Net Assets From Operations	38,909,144	39,832,519
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,920,667)	(10,575,032)
Return of capital	(364,378)	—
Decrease in Net Assets From Distributions to Shareholders	(13,285,045)	(10,575,032)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	30,669,411	51,617,700
Reinvestment of distributions	13,285,045	10,573,547
Cost of shares repurchased	(61,324,912)	(37,320,790)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(17,370,456)	24,870,457
Increase in Net Assets	8,253,643	54,127,944
Net Assets:
Beginning of year	431,784,891	377,656,947
End of year	$440,038,534	$431,784,891
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Franklin Templeton Conservative Model Portfolio

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$5,412,798	$5,026,536
Net realized loss	(6,905,994)	(6,304,820)
Change in net unrealized appreciation (depreciation)	11,254,136	14,226,268
Increase in Net Assets From Operations	9,760,940	12,947,984
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,780,739)	(5,150,022)
Return of capital	(39,279)	—
Decrease in Net Assets From Distributions to Shareholders	(5,820,018)	(5,150,022)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	29,753,445	21,138,759
Reinvestment of distributions	5,820,018	5,148,331
Cost of shares repurchased	(27,838,915)	(32,038,364)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	7,734,548	(5,751,274)
Increase in Net Assets	11,675,470	2,046,688
Net Assets:
Beginning of year	163,283,662	161,236,974
End of year	$174,959,132	$163,283,662
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Financial Highlights
Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$13.36	$11.46	$14.61	$12.94	$10.00
Income (loss) from operations:
Net investment income	0.18	0.18	0.18	0.27	0.22
Net realized and unrealized gain (loss)	2.26	1.93	(2.61)	2.29	2.97
Total income (loss) from operations	2.44	2.11	(2.43)	2.56	3.19
Less distributions from:
Net investment income	(0.22)	(0.15)	(0.31)	(0.24)	(0.12)
Net realized gains	(0.14)	(0.06)	(0.41)	(0.65)	(0.13)
Total distributions	(0.36)	(0.21)	(0.72)	(0.89)	(0.25)
Net asset value, end of year	$15.44	$13.36	$11.46	$14.61	$12.94
Total return[3]	18.29%	18.44%	(16.62)%	19.75%	31.90%
Net assets, end of year (000s)	$114,658	$69,207	$31,077	$13,851	$2,155
Ratios to average net assets:
Gross expenses[4]	0.11%	0.13%	0.15%	0.19%	0.61%[5]
Net expenses[4,6]	0.11	0.13	0.15	0.19	0.23 [5,7]
Net investment income	1.22	1.47	1.42	1.82	2.62 [5]
Portfolio turnover rate	18%	21%	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$13.32	$11.44	$14.59	$12.93	$10.00
Income (loss) from operations:
Net investment income	0.14	0.14	0.12	0.21	0.19
Net realized and unrealized gain (loss)	2.26	1.92	(2.57)	2.32	2.98
Total income (loss) from operations	2.40	2.06	(2.45)	2.53	3.17
Less distributions from:
Net investment income	(0.19)	(0.12)	(0.29)	(0.22)	(0.11)
Net realized gains	(0.14)	(0.06)	(0.41)	(0.65)	(0.13)
Total distributions	(0.33)	(0.18)	(0.70)	(0.87)	(0.24)
Net asset value, end of year	$15.39	$13.32	$11.44	$14.59	$12.93
Total return[3]	18.02%	18.05%	(16.82)%	19.51%	31.70%
Net assets, end of year (000s)	$749,484	$511,616	$347,461	$250,624	$71,616
Ratios to average net assets:
Gross expenses[4]	0.36%	0.38%	0.40%	0.43%	0.83%[5]
Net expenses[4,6]	0.36	0.38	0.40	0.43	0.48 [5,7]
Net investment income	0.94	1.10	0.98	1.46	2.23 [5]
Portfolio turnover rate	18%	21%	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$12.36	$10.86	$13.50	$12.39	$10.00
Income (loss) from operations:
Net investment income	0.28	0.25	0.21	0.24	0.24
Net realized and unrealized gain (loss)	1.51	1.45	(2.36)	1.60	2.36
Total income (loss) from operations	1.79	1.70	(2.15)	1.84	2.60
Less distributions from:
Net investment income	(0.33)	(0.15)	(0.29)	(0.25)	(0.12)
Net realized gains	—	(0.05)	(0.20)	(0.48)	(0.09)
Total distributions	(0.33)	(0.20)	(0.49)	(0.73)	(0.21)
Net asset value, end of year	$13.82	$12.36	$10.86	$13.50	$12.39
Total return[3]	14.49%	15.94%	(15.89)%	14.79%	25.99%
Net assets, end of year (000s)	$83,195	$54,173	$27,295	$13,346	$3,118
Ratios to average net assets:
Gross expenses[4]	0.11%	0.12%	0.13%	0.15%	0.28%[5]
Net expenses[4,6]	0.11	0.12	0.13	0.15	0.21 [5,7]
Net investment income	2.06	2.12	1.84	1.81	2.92 [5]
Portfolio turnover rate	22%	16%	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$12.32	$10.84	$13.47	$12.37	$10.00
Income (loss) from operations:
Net investment income	0.23	0.20	0.16	0.20	0.22
Net realized and unrealized gain (loss)	1.53	1.48	(2.32)	1.60	2.35
Total income (loss) from operations	1.76	1.68	(2.16)	1.80	2.57
Less distributions from:
Net investment income	(0.30)	(0.15)	(0.27)	(0.22)	(0.11)
Net realized gains	—	(0.05)	(0.20)	(0.48)	(0.09)
Total distributions	(0.30)	(0.20)	(0.47)	(0.70)	(0.20)
Net asset value, end of year	$13.78	$12.32	$10.84	$13.47	$12.37
Total return[3]	14.28%	15.53%	(16.03)%	14.56%	25.69%
Net assets, end of year (millions)	$2,101	$1,644	$1,201	$970	$266
Ratios to average net assets:
Gross expenses[4]	0.36%	0.37%	0.38%	0.39%	0.51%[5]
Net expenses[4,6]	0.36	0.37	0.38	0.39	0.46 [5,7]
Net investment income	1.73	1.72	1.40	1.51	2.71 [5]
Portfolio turnover rate	22%	16%	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$11.50	$10.37	$12.64	$11.80	$10.00
Income (loss) from operations:
Net investment income	0.32	0.28	0.22	0.21	0.28
Net realized and unrealized gain (loss)	1.09	1.11	(2.08)	1.27	1.71
Total income (loss) from operations	1.41	1.39	(1.86)	1.48	1.99
Less distributions from:
Net investment income	(0.34)	(0.22)	(0.31)	(0.23)	(0.12)
Net realized gains	—	(0.04)	(0.10)	(0.41)	(0.07)
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.36)	(0.26)	(0.41)	(0.64)	(0.19)
Net asset value, end of year	$12.55	$11.50	$10.37	$12.64	$11.80
Total return[3]	12.27%	13.39%	(14.77)%	12.54%	19.95%
Net assets, end of year (000s)	$18,340	$13,416	$8,028	$5,724	$2,188
Ratios to average net assets:
Gross expenses[4]	0.11%	0.12%	0.13%	0.16%	0.29%[5]
Net expenses[4,6]	0.11	0.12	0.13	0.16	0.21 [5,7]
Net investment income	2.56	2.54	2.01	1.68	3.45 [5]
Portfolio turnover rate	32%	18%	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$11.47	$10.34	$12.61	$11.78	$10.00
Income (loss) from operations:
Net investment income	0.27	0.23	0.19	0.18	0.23
Net realized and unrealized gain (loss)	1.10	1.13	(2.08)	1.27	1.73
Total income (loss) from operations	1.37	1.36	(1.89)	1.45	1.96
Less distributions from:
Net investment income	(0.31)	(0.19)	(0.28)	(0.21)	(0.11)
Net realized gains	—	(0.04)	(0.10)	(0.41)	(0.07)
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.33)	(0.23)	(0.38)	(0.62)	(0.18)
Net asset value, end of year	$12.51	$11.47	$10.34	$12.61	$11.78
Total return[3]	11.95%	13.18%	(14.99)%	12.30%	19.65%
Net assets, end of year (millions)	$1,568	$1,328	$1,020	$855	$267
Ratios to average net assets:
Gross expenses[4]	0.36%	0.37%	0.38%	0.39%	0.51%[5]
Net expenses[4,6]	0.36	0.37	0.38	0.39	0.46 [5,7]
Net investment income	2.22	2.13	1.75	1.45	2.92 [5]
Portfolio turnover rate	32%	18%	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$10.76	$10.00	$11.86	$11.47	$10.00
Income (loss) from operations:
Net investment income	0.33	0.33	0.24	0.21	0.25
Net realized and unrealized gain (loss)	0.71	0.73	(1.79)	0.85	1.40
Total income (loss) from operations	1.04	1.06	(1.55)	1.06	1.65
Less distributions from:
Net investment income	(0.37)	(0.30)	(0.28)	(0.23)	(0.13)
Net realized gains	—	—	(0.03)	(0.44)	(0.05)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.38)	(0.30)	(0.31)	(0.67)	(0.18)
Net asset value, end of year	$11.42	$10.76	$10.00	$11.86	$11.47
Total return[3]	9.69%	10.56%	(13.08)%	9.22%	16.43%
Net assets, end of year (000s)	$4,894	$4,825	$2,860	$2,882	$1,050
Ratios to average net assets:
Gross expenses[4]	0.13%	0.13%	0.15%	0.19%	0.43%[5]
Net expenses[4,6]	0.13	0.13	0.15	0.19	0.23 [5,7]
Net investment income	2.89	3.14	2.26	1.74	3.14 [5]
Portfolio turnover rate	46%	20%	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$10.75	$9.99	$11.85	$11.47	$10.00
Income (loss) from operations:
Net investment income	0.30	0.27	0.22	0.16	0.23
Net realized and unrealized gain (loss)	0.70	0.76	(1.80)	0.87	1.40
Total income (loss) from operations	1.00	1.03	(1.58)	1.03	1.63
Less distributions from:
Net investment income	(0.34)	(0.27)	(0.25)	(0.21)	(0.11)
Net realized gains	—	—	(0.03)	(0.44)	(0.05)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.35)	(0.27)	(0.28)	(0.65)	(0.16)
Net asset value, end of year	$11.40	$10.75	$9.99	$11.85	$11.47
Total return[3]	9.33%	10.31%	(13.29)%	8.96%	16.32%
Net assets, end of year (millions)	$435	$427	$375	$326	$129
Ratios to average net assets:
Gross expenses[4]	0.38%	0.38%	0.39%	0.41%	0.63%[5]
Net expenses[4,6]	0.38	0.38	0.39	0.41	0.48 [5,7]
Net investment income	2.64	2.62	2.08	1.36	2.99 [5]
Portfolio turnover rate	46%	20%	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$9.64	$9.19	$10.86	$10.91	$10.00
Income (loss) from operations:
Net investment income	0.35	0.34	0.26	0.17	0.33
Net realized and unrealized gain (loss)	0.27	0.45	(1.66)	0.38	0.77
Total income (loss) from operations	0.62	0.79	(1.40)	0.55	1.10
Less distributions from:
Net investment income	(0.37)	(0.34)	(0.25)	(0.23)	(0.15)
Net realized gains	—	—	(0.02)	(0.37)	(0.04)
Return of capital	(0.00)[3]	—	—	—	—
Total distributions	(0.37)	(0.34)	(0.27)	(0.60)	(0.19)
Net asset value, end of year	$9.89	$9.64	$9.19	$10.86	$10.91
Total return[4]	6.39%	8.56%	(12.96)%	4.98%	10.99%
Net assets, end of year (000s)	$2,543	$2,491	$2,036	$1,406	$1,053
Ratios to average net assets:
Gross expenses[5]	0.16%	0.17%	0.18%	0.25%	0.57%[6]
Net expenses[5,7]	0.16	0.17	0.18	0.23 [8]	0.23 [6,8]
Net investment income	3.51	3.57	2.64	1.52	4.33 [6]
Portfolio turnover rate	51%	26%	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024	2023	2022	2021	2020[2]
Net asset value, beginning of year	$9.62	$9.17	$10.84	$10.90	$10.00
Income (loss) from operations:
Net investment income	0.32	0.29	0.21	0.14	0.28
Net realized and unrealized gain (loss)	0.27	0.47	(1.64)	0.38	0.80
Total income (loss) from operations	0.59	0.76	(1.43)	0.52	1.08
Less distributions from:
Net investment income	(0.34)	(0.31)	(0.22)	(0.21)	(0.14)
Net realized gains	—	—	(0.02)	(0.37)	(0.04)
Return of capital	(0.00)[3]	—	—	—	—
Total distributions	(0.34)	(0.31)	(0.24)	(0.58)	(0.18)
Net asset value, end of year	$9.87	$9.62	$9.17	$10.84	$10.90
Total return[4]	6.15%	8.31%	(13.18)%	4.71%	10.78%
Net assets, end of year (000s)	$172,417	$160,793	$159,201	$146,525	$82,143
Ratios to average net assets:
Gross expenses[5]	0.41%	0.42%	0.43%	0.45%	0.77%[6]
Net expenses[5,7]	0.41	0.42	0.43	0.45	0.48 [6,8]
Net investment income	3.25	3.08	2.18	1.27	3.73 [6]
Portfolio turnover rate	51%	26%	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period April 15, 2020 (inception date) to December 31, 2020.
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or

Franklin Templeton Model Portfolio Funds 2024 Annual Report

comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$465,859,616	$206,489,717	—	$672,349,333
Foreign Equity	61,501,750	61,810,292	—	123,312,042
Domestic Fixed Income	61,632,879	—	—	61,632,879
Total Long-Term Investments	588,994,245	268,300,009	—	857,294,254
Short-Term Investments†	5,160,792	—	—	5,160,792
Total Investments	$594,155,037	$268,300,009	—	$862,455,046

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$921,392,161	$361,658,319	—	$1,283,050,480
Domestic Fixed Income	406,498,340	236,409,687	—	642,908,027
Foreign Equity	118,675,516	108,832,623	—	227,508,139
Foreign Fixed Income	22,442,489	—	—	22,442,489
Total Long-Term Investments	1,469,008,506	706,900,629	—	2,175,909,135

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$6,078,619	—	—	$6,078,619
Total Investments	$1,475,087,125	$706,900,629	—	$2,181,987,754

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$580,648,724	$196,506,398	—	$777,155,122
Domestic Fixed Income	322,129,239	295,723,278	—	617,852,517
Foreign Equity	90,982,125	45,453,253	—	136,435,378
Foreign Fixed Income	32,155,564	15,436,526	—	47,592,090
Total Long-Term Investments	1,025,915,652	553,119,455	—	1,579,035,107
Short-Term Investments†	5,044,632	—	—	5,044,632
Total Investments	$1,030,960,284	$553,119,455	—	$1,584,079,739

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$104,088,679	$118,287,341	—	$222,376,020
Domestic Equity	125,916,546	38,029,220	—	163,945,766
Foreign Fixed Income	17,903,270	10,742,408	—	28,645,678
Foreign Equity	24,287,101	—	—	24,287,101
Total Long-Term Investments	272,195,596	167,058,969	—	439,254,565
Short-Term Investments†	1,272,397	—	—	1,272,397
Total Investments	$273,467,993	$167,058,969	—	$440,526,962

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$53,715,072	$58,857,651	—	$112,572,723
Domestic Equity	30,022,644	8,048,000	—	38,070,644
Foreign Fixed Income	8,845,768	11,889,269	—	20,735,037

Franklin Templeton Model Portfolio Funds 2024 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Equity	$1,674,893	—	—	$1,674,893
Total Long-Term Investments	94,258,377	78,794,920	—	173,053,297
Short-Term Investments†	874,470	—	—	874,470
Total Investments	$95,132,847	$78,794,920	—	$173,927,767

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.
(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements.  The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Moderately Conservative Model Portfolio(a)	$(20,621)	$20,621
(a)
Reclassifications are due to adjustments related to PY Equalisation.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Notes to Financial Statements (cont’d)
of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources.
Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio are aggregated.
FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, FTFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
FTFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to certain FTFA affiliates as shareholders in FTFA affiliated Underlying Funds. These management and/or administration fees ranged from 0.45% to 0.68% of the average daily net assets of such FTFA affiliated Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, Aggressive Model, Moderately Aggressive Model, Moderate Model, Moderately Conservative Model and Conservative Model incurred transfer agent fees as reported on the Statements of Operations, of which $33, $33, $33, $35 and $48, respectively, was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$324,906,732	$126,714,755
Moderately Aggressive Model Portfolio	765,784,485	438,502,052
Moderate Model Portfolio	618,860,383	470,924,120
Moderately Conservative Model Portfolio	200,669,526	211,912,932
Conservative Model Portfolio	91,018,029	83,940,692
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$760,981,627	$111,686,212	$(10,212,793)	$101,473,419

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,980,034,719	$248,619,118	$(46,666,083)	$201,953,035

	Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,468,165,238	$150,496,724	$(34,582,223)	$115,914,501

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$422,338,186	$32,318,548	$(14,129,772)	$18,188,776

	Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$173,923,141	$8,180,470	$(8,175,844)	$4,626
4. Derivative instruments and hedging activities
During the year ended December 31, 2024, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$24
Class II	$1,580,257	20
Total	$1,580,257	$44

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Notes to Financial Statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$24
Class II	$4,738,604	20
Total	$4,738,604	$44

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$24
Class II	$3,651,965	20
Total	$3,651,965	$44

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$23
Class II	$1,077,654	22
Total	$1,077,654	$45

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$24
Class II	$409,977	35
Total	$409,977	$59
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Aggressive Model Portfolio
Net Investment Income:
Class I	$1,563,560	$727,198
Class II	8,836,486	4,517,870
Total	$10,400,046	$5,245,068
Net Realized Gains:
Class I	$1,017,874	$227,311
Class II	6,778,683	2,106,305
Total	$7,796,557	$2,333,616

	Year Ended December 31, 2024	Year Ended December 31, 2023
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	$1,902,045	$761,246
Class II	44,138,072	20,068,879
Total	$46,040,117	$20,830,125

Franklin Templeton Model Portfolio Funds 2024 Annual Report

	Year Ended December 31, 2024	Year Ended December 31, 2023
Moderately Aggressive Model Portfolio (cont’d)
Net Realized Gains:
Class I	—	$157,493
Class II	—	5,732,053
Total	—	$5,889,546

	Year Ended December 31, 2024	Year Ended December 31, 2023
Moderate Model Portfolio
Net Investment Income:
Class I	$474,756	$247,651
Class II	37,708,051	21,852,589
Total	$38,182,807	$22,100,240
Net Realized Gains:
Class I	—	$35,415
Class II	—	4,039,763
Total	—	$4,075,178
Return of Capital:
Class I	$31,019	—
Class II	2,463,727	—
Total	$2,494,746	—

	Year Ended December 31, 2024	Year Ended December 31, 2023
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	$153,759	$128,208
Class II	12,766,908	10,446,824
Total	$12,920,667	$10,575,032
Return of Capital:
Class I	$4,336	—
Class II	360,042	—
Total	$364,378	—

	Year Ended December 31, 2024	Year Ended December 31, 2023
Conservative Model Portfolio
Net Investment Income:
Class I	$89,602	$84,394
Class II	5,691,137	5,065,628
Total	$5,780,739	$5,150,022
Return of Capital:
Class I	$609	—
Class II	38,670	—
Total	$39,279	—

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Notes to Financial Statements (cont’d)
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	2,179,991	$32,517,531	2,425,694	$30,046,968
Shares issued on reinvestment	166,900	2,581,434	72,407	953,456
Shares repurchased	(102,053)	(1,489,373)	(27,751)	(334,981)
Net increase	2,244,838	$33,609,592	2,470,350	$30,665,443
Class II
Shares sold	10,040,933	$149,619,383	8,227,488	$100,725,422
Shares issued on reinvestment	1,013,106	15,615,169	507,153	6,624,175
Shares repurchased	(764,842)	(11,043,978)	(707,378)	(8,756,421)
Net increase	10,289,197	$154,190,574	8,027,263	$98,593,176

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	1,559,830	$20,923,323	1,835,314	$21,215,546
Shares issued on reinvestment	137,958	1,902,045	74,914	917,596
Shares repurchased	(60,951)	(814,509)	(39,617)	(453,151)
Net increase	1,636,837	$22,010,859	1,870,611	$21,679,991
Class II
Shares sold	17,154,195	$229,497,933	21,599,540	$248,610,169
Shares issued on reinvestment	3,214,270	44,138,072	2,120,481	25,800,932
Shares repurchased	(1,239,772)	(16,354,618)	(1,191,841)	(13,826,254)
Net increase	19,128,693	$257,281,387	22,528,180	$260,584,847

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	355,949	$4,389,906	543,974	$5,975,336
Shares issued on reinvestment	40,317	505,775	24,601	281,777
Shares repurchased	(101,496)	(1,252,552)	(176,817)	(1,916,540)
Net increase	294,770	$3,643,129	391,758	$4,340,573
Class II
Shares sold	9,799,644	$120,889,278	16,214,407	$176,098,540
Shares issued on reinvestment	3,214,164	40,171,778	2,272,588	25,892,352
Shares repurchased	(3,492,023)	(43,009,911)	(1,366,929)	(14,915,632)
Net increase	9,521,785	$118,051,145	17,120,066	$187,075,260

Franklin Templeton Model Portfolio Funds 2024 Annual Report

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	85,355	$970,245	203,656	$2,107,201
Shares issued on reinvestment	13,841	158,095	11,773	126,723
Shares repurchased	(118,962)	(1,333,502)	(52,960)	(547,459)
Net increase (decrease)	(19,766)	$(205,162)	162,469	$1,686,465
Class II
Shares sold	2,622,699	$29,699,166	4,780,363	$49,510,499
Shares issued on reinvestment	1,151,556	13,126,950	972,017	10,446,824
Shares repurchased	(5,341,568)	(59,991,410)	(3,536,839)	(36,773,331)
Net increase (decrease)	(1,567,313)	$(17,165,294)	2,215,541	$23,183,992

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	82,503	$828,830	121,935	$1,152,626
Shares issued on reinvestment	9,115	90,211	8,567	82,703
Shares repurchased	(92,907)	(914,913)	(93,623)	(898,958)
Net increase (decrease)	(1,289)	$4,128	36,879	$336,371
Class II
Shares sold	2,895,340	$28,924,615	2,125,809	$19,986,133
Shares issued on reinvestment	580,166	5,729,807	525,891	5,065,628
Shares repurchased	(2,716,856)	(26,924,002)	(3,292,334)	(31,139,406)
Net increase (decrease)	758,650	$7,730,420	(640,634)	$(6,087,645)
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2024. The following transactions were effected in such Underlying Funds for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$33,843,192	$15,651,573	239,183	$468,131	7,049	$(2,221)	$366,362	$4,979,515	$3,083,633	$52,108,046
Putnam VT International Value Fund, Class IA
	—	25,240,611	2,038,516	86,052	6,692	(1,606)	—	—	(324,059)	24,828,894
	$33,843,192	$40,892,184		$554,183		$(3,827)	$366,362	$4,979,515	$2,759,574	$76,936,940

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$93,584,597	$24,893,504	384,052	$1,997,843	30,357	$8,109	$902,244	$12,279,444	$9,183,480	$125,671,847
Western Asset Core Plus VIT Portfolio, Class I Shares
	58,369,015	11,456,004	2,352,652	72,277,745	14,144,372	1,022,581	241,908	—	1,430,145	—

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Moderately Aggressive Model Portfolio (cont’d)		Cost	Shares	Proceeds	Shares
Putnam VT International Value Fund, Class IA
	—	$42,319,632	3,423,120	$191,665	14,904	$(2,002)	—	—	$(477,566)	$41,648,399
	$151,953,612	$78,669,140		$74,467,253		$1,028,688	$1,144,152	$12,279,444	$10,136,059	$167,320,246

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$58,867,701	$11,877,958	182,363	$4,484,742	68,803	$92,256	$519,200	$7,070,756	$5,737,036	$72,090,209
Western Asset Core Plus VIT Portfolio, Class I Shares
	71,168,849	9,943,048	2,042,152	83,895,355	16,419,697	825,218	285,262	—	1,958,240	—
	$130,036,550	$21,821,006		$88,380,097		$917,474	$804,462	$7,070,756	$7,695,276	$72,090,209

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$13,866,286	$2,104,486	32,081	$2,881,905	44,339	$217,133	$105,407	$1,437,447	$1,181,887	$14,487,887
Western Asset Core Plus VIT Portfolio, Class I Shares
	30,145,215	1,717,942	354,009	32,843,891	6,443,951	83,680	108,573	—	897,054	—
	$44,011,501	$3,822,428		$35,725,796		$300,813	$213,980	$1,437,447	$2,078,941	$14,487,887

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
Western Asset Core Plus VIT Portfolio, Class I Shares
	$11,423,877	$813,242	167,473	$12,612,806	2,475,327	$17,317	$40,827	—	$358,370	—
9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolios did not utilize the Global Credit Facility during the year ended December 31, 2024.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2024, was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$11,140,246	$46,040,117	$38,182,807	$12,920,667	$5,780,739
Net long-term capital gains	7,056,357	—	—	—	—
Total taxable distributions	$18,196,603	$46,040,117	$38,182,807	$12,920,667	$5,780,739
Tax return of capital	—	—	2,494,746	364,378	39,279
Total distributions paid	$18,196,603	$46,040,117	$40,677,553	$13,285,045	$5,820,018
The tax character of distributions paid during the fiscal year ended December 31, 2023, was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$5,245,093	$20,831,146	$22,100,671	$10,575,032	$5,150,022
Net long-term capital gains	2,333,591	5,888,525	4,074,747	—	—
Total distributions paid	$7,578,684	$26,719,671	$26,175,418	$10,575,032	$5,150,022
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Undistributed ordinary income — net	—	$278,425	—	—	—
Undistributed long-term capital gains — net	$13,150,355	12,895,037	—	—	—
Total undistributed earnings	$13,150,355	$13,173,462	—	—	—
Deferred capital losses*	—	—	$(10,339,312)	$(12,976,956)	$(14,036,561)
Other book/tax temporary differences(a)	—	—	2	1	3
Unrealized appreciation (depreciation)(b)	101,473,419	201,953,035	115,914,501	18,188,776	4,626
Total distributable earnings (loss) — net	$114,623,774	$215,126,497	$105,575,191	$5,211,821	$(14,031,932)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the book/tax differences in the timing of the deductibility of various expenses.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
11. Operating segments
The Portfolios have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolios’ financial position or results of operations.
The Portfolios operate as a single operating segment, which is an investment portfolio. The Portfolios’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Notes to Financial Statements (cont’d)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of assets and liabilities and the Statements of operations, along with the related Notes to the financial statements. The Portfolios’ portfolio holdings provide details of the Portfolios’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio (five of the portfolios constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2024 and for the period April 15, 2020 (inception date) through December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year ended December 31, 2024, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and the financial highlights  for each of the four years in the period ended December 31, 2024 and for the period April 15, 2020 (inception date) through December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management and the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Model Portfolio Funds 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolios hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$7,056,357	—	—	—	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$5,277,529	$10,617,820	$6,993,359	$1,598,238	$407,986
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$2,974,363	$4,234,723	—	—	—

Franklin Templeton Model Portfolio Funds

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin Templeton Model Portfolio Funds

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Franklin Templeton
Model Portfolio Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Templeton Model Portfolio Funds
Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Templeton Model Portfolio Funds
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

FTMPF-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 19, 2025